TRADE PAYABLES	12 Months Ended
Dec. 31, 2019
TRADE PAYABLES [abstract]
Disclosure of trade payables

26         TRADE PAYABLES

	2018	2019
	RMB’000	RMB’000

Payables to third parties	826,717	844,487
Payables to related parties	614,117	693,611
	1,440,834	1,538,098

The aging analysis of trade payables was as follows:

	2018	2019
	RMB’000	RMB’000

Within 1 year	1,233,902	1,424,775
Over 1 year but within 2 years	114,480	61,371
Over 2 years but within 3 years	46,383	16,726
Over 3 years	46,069	35,226
	1,440,834	1,538,098